GENERAL	6 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1       -         GENERAL

Basis for Presentation

The unaudited condensed interim consolidated financial statements of Tower Semiconductor Ltd. (“Tower”) as of June 30, 2017 include the financial statements of Tower and (i) its wholly-owned subsidiary Tower US Holdings Inc., the sole owner of: (1) Jazz US Holdings Inc. and its wholly-owned subsidiary, Jazz Semiconductor, Inc. and (2) since February 2016, Tower US Holdings is also the sole owner of TowerJazz Texas Inc., and (ii) its majority-owned subsidiary, TowerJazz Panasonic Semiconductor Co., Ltd. Tower and its subsidiaries are collectively referred to as the “Company”.

The Company’s unaudited condensed interim consolidated financial statements are presented after elimination of inter-company transactions and balances and are presented in accordance with U.S. generally accepted accounting principles (“US GAAP”).

The unaudited condensed interim consolidated financial statements of the Company should be read in conjunction with the audited consolidated financial statements of the Company as of December 31, 2016 and for the year then ended, including the notes thereto.

In the opinion of the Company's management, the unaudited condensed interim consolidated financial statements include all adjustments necessary for a fair presentation of the Company’s financial position as of the dates presented and results of operations for the interim periods presented. The results of operations for the interim periods are not necessarily indicative of the results to be expected on a full-year basis.